Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 3,270,456	$ 3,270,456
Accumulated amortization	2,816,444	2,668,737
Net book Value	454,012	601,719
Ad Tech Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,877,415	1,877,415
Accumulated amortization	1,877,415	1,814,835
Net book Value		62,580
Kidoz OS Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	31,006	31,006
Accumulated amortization	31,006	31,006
Net book Value
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	1,362,035	1,362,035
Accumulated amortization	908,023	822,896
Net book Value	$ 454,012	$ 538,139